TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities and Assets

	December 31,
	2016	2015
Deferred tax asset (liability):

Tax loss carry-forwards	$5,492	$5,593
Allowances for doubtful accounts and accruals for employee benefits	111	103
Intangible assets	67	81
Depreciation, accruals for interest and other	808	746

Deferred tax asset before valuation allowance	6,478	6,523
Goodwill and deferred tax	(989)	(834)
Valuation allowance	(5,323)	(6,369)

Deferred tax liability, net	$(166)	$(680)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
	Year ended December 31,
	2016	2015	2014

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(5,701)	$(4,722)	$(1,636)

Tax rates	25%	26.5%	26.5%

Theoretical tax benefit	$(1,425)	$(1,251)	$(434)

Decrease in taxes resulting from:

Non – deductible expenses	1,175	1,255	156
Loss and timing differences for which no deferred tax was provided	(334)	209	297
Tax adjustment in respect of different tax rate of subsidiaries	75	(49)	34
Changes in provision for uncertain tax positions	2	30	1

Taxes on income, net, as reported in the statements of operations	$(507)	$194	$54

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2016	2015	2014

Domestic	$(5,743)	$(4,855)	$(1,785)
Foreign	42	133	149

	$(5,701)	$(4,722)	$(1,636)

Schedule of Components of Income Taxes

	Year ended December 31,
	2016	2015	2014

Current taxes	$7	$153	$29
Deferred taxes	(514)	41	25

	$(507)	$194	$54

Foreign	$63	$57	$45
Domestic	$(570)	$137	$9
	$(507)	$194	$54

Reconciliation of Total Unrecognized Tax Benefits
	December 31,
	2016	2015

Balance as of beginning of the year	$132	$102
Additions based on tax positions taken during the current period	3	30

Balance at the end of the year	$135	$132